SCHEDULE H, PART IV, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	36-2668272
Plan number	006
Participant loan, current value	$ 21,130,164
Assets held for investment, current value	$ 1,256,606,006
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	9.50%
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2030 FUND (T) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 108,412,282
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2035 FUND (T) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	122,070,119
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2040 FUND (T) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	95,517,013
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2045 FUND (T) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	122,375,547
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2050 FUND (T) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	108,328,146
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2055 FUND (T) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	79,758,067
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2060 FUND (T) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	47,450,085
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2065 FUND (T) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	19,872,031
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2070 FUND (T) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	818,161
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX RETIREMENT FUND (T) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	101,557,233
Investment, Identifier [Axis]: CAPITAL GROUP EUPAC TRUST (U2) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	37,769,401
Investment, Identifier [Axis]: DODGE & COX STOCK FUND CLASS X | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	41,173,157
Investment, Identifier [Axis]: LOOMIS SAYLES CORE PLUS FIXED INCOME FUND CLASS F | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	33,098,386
Investment, Identifier [Axis]: PUTNAM LARGE CAP VALUE TRUST IA | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	37,026,583
Investment, Identifier [Axis]: SHORT-TERM INVESTMENT FUND (N/A) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	895,141
Investment, Identifier [Axis]: T. ROWE PRICE BLUE CHIP GROWTH TRUST (T6) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	119,980,475
Investment, Identifier [Axis]: T. ROWE PRICE SMALL & MID CAP CORE TRUST CLASS E | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	66,587,731
Investment, Identifier [Axis]: VANGUARD WELLINGTON FUND (Admiral) | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 92,786,284